Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable

The components of accounts receivable at December 31, are detailed as follows:

	December 31, 2025	December 31, 2024
Accounts Receivable Gross	$7,535,000	$9,296,000
Allowance for Credit Losses	(464,000)	(396,000)
Accounts Receivable Net	$7,071,000	$8,900,000

Schedule of Accounts Receivable Allowance for Credit Losses

The allowance for credit losses for the years ended December 31, 2025 and 2024 is as follows:

	Balance at Beginning of Year	Charged to Costs and Expenses	Deductions from Reserves	Balance at End of Year
Year ended December 31, 2025 Allowance for Credit Losses	$396,000	$164,000	$(96,000)	$464,000
Year ended December 31, 2024 Allowance for Credit Losses	$344,000	$203,000	$(151,000)	$396,000